UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09833

Investment Grade Income Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2008

Item 1. Reports to Stockholders

Investment Grade Income Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 23.1%
Security	Principal Amount (000's omitted)	Value
Appliances — 0.5%
Whirlpool Corp., 6.125%, 6/15/11	$320	$328,608
Whirlpool Corp., MTN, 5.50%, 3/1/13	380	375,901
		$704,509
Banks — 0.5%
National Australia Bank, 8.60%, 5/19/10	$690	$738,716
		$738,716
Beverages — 0.5%
Anheuser-Busch Cos., Inc., 6.45%, 9/1/37	$750	$719,089
		$719,089
Building and Development — 0.1%
K. Hovnanian Enterprises, 6.50%, 1/15/14	$300	$196,500
		$196,500
Diversified Manufacturing — 1.1%
Ingersoll-Rand Co., 6.48%, 6/1/25	$69	$69,030
Ingersoll-Rand Co., MTN, 6.015%, 2/15/28	1,310	1,376,997
Ingersoll-Rand Co., MTN, 6.13%, 11/18/27	90	93,746
		$1,539,773
Drugs — 0.3%
Merck & Co., Inc., MTN, 5.76%, 5/3/37	$335	$356,522
		$356,522
Financial Services — 8.6%
American General Finance Corp., MTN, 5.40%, 12/1/15	$1,475	$1,253,625
Associates Corp., N.A., 5.96%, 5/15/37	30	31,061
Bear Stearns Co., Inc., 7.25%, 2/1/18	735	768,345
Bunge, Ltd. Finance Corp., 5.10%, 7/15/15	460	418,967
CIT Group, Inc., 5.80%, 10/1/36	965	744,092
Countrywide Home Loans, Inc., MTN, 4.125%, 9/15/09	1,100	1,050,890
Goldman Sachs Group, Inc., 6.15%, 4/1/18	1,155	1,122,553
HSBC Finance Corp., 5.25%, 1/14/11	775	777,318
IBM International Group Capital, 5.05%, 10/22/12	810	827,993
JP Morgan Chase & Co., 5.15%, 10/1/15	300	289,286
Merrill Lynch & Co., 5.70%, 5/2/17	785	692,297
Morgan Stanley, 3.875%, 1/15/09	945	941,461
Morgan Stanley, MTN, 6.625%, 4/1/18	840	797,315
Prudential Financial, Inc., MTN, 6.00%, 12/1/17	1,105	1,094,749

Security	Principal Amount (000's omitted)	Value
Financial Services (continued)
Washington Mutual, Inc., 4.00%, 1/15/09	$895	$868,261
		$11,678,213
Foods — 3.4%
ConAgra Foods, Inc., 6.70%, 8/1/27	$1,225	$1,285,499
Delhaize Group, 6.50%, 6/15/17	500	505,208
General Mills, Inc., 5.65%, 9/10/12	180	183,709
General Mills, Inc., 5.70%, 2/15/17	525	521,265
Kraft Foods, Inc., 6.875%, 1/26/39	650	632,778
Kroger Co., 6.80%, 4/1/11	595	620,841
McDonald's Corp., 5.80%, 10/15/17	865	884,533
		$4,633,833
Health Services — 0.4%
Laboratory Corp. of America, 5.50%, 2/1/13	$545	$528,597
		$528,597
Household Products — 0.4%
Procter and Gamble Co., 4.95%, 8/15/14	$495	$511,890
		$511,890
Lodging and Gaming — 0.2%
MGM Mirage, Inc., 8.50%, 9/15/10	$300	$297,750
		$297,750
Medical Products — 0.9%
Beckman Coulter, Inc., 7.05%, 6/1/26	$1,200	$1,187,280
		$1,187,280
Oil and Gas-Equipment and Services — 1.7%
Burlington Resources, 9.875%, 6/15/10	$635	$705,887
Northwest Natural Gas, MTN, 6.65%, 11/10/27	1,570	1,620,866
		$2,326,753
Oil and Gas-U.S. Exploration and Production — 0.5%
XTO Energy, Inc., 6.25%, 8/1/17	$685	$693,229
		$693,229
Retail-Department Stores — 0.3%
Federated Retail Holding, 5.90%, 12/1/16	$500	$435,036
		$435,036

See notes to financial statements

Investment Grade Income Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Retail-Drug Stores — 0.5%
CVS Caremark Corp., 5.75%, 6/1/17	$640	$630,555
		$630,555
Retail-Specialty and Apparel — 0.5%
Costco Wholesale Corp., 5.50%, 3/15/17	$615	$625,361
		$625,361
Super Regional Banks — 2.0%
Bank of America Corp., 5.49%, 3/15/19	$750	$681,312
Wachovia Corp., MTN, 5.75%, 2/1/18	1,145	1,045,433
Wells Fargo Bank, N.A., 6.45%, 2/1/11	905	946,281
		$2,673,026
Utilities — 0.7%
Georgia Power Co., 5.70%, 6/1/17	$865	$884,775
		$884,775
Total Corporate Bonds (identified cost $32,235,140)		$31,361,407
Agency Mortgage-Backed Securities — 29.2%
Security	Principal Amount (000's omitted)	Value
FHLMC, Gold Pool #B10129, 3.50%, 10/1/18	$632	$600,520
FHLMC, Gold Pool #E00421, 6.00%, 3/1/11	56	57,734
FHLMC, Gold Pool #E00598, 5.50%, 12/1/13	433	440,548
FHLMC, Gold Pool #E00617, 5.50%, 1/1/14	702	714,653
FHLMC, Gold Pool #G18176, 5.00%, 4/1/22	3,973	3,928,579
FHLMC, PAC CMO, Series 1564-H, 6.50%, 8/15/08	1	1,440
FHLMC, PAC CMO, Series 1626-PT, 6.00%, 12/15/08	54	54,329
FHLMC, PAC CMO, Series 1758-G, 5.50%, 10/15/09	29	28,780
FHLMC, PAC CMO, Series 2534-HG, 4.50%, 4/15/16	492	492,013
FHLMC, PAC CMO, Series 2939, Class HP, 5.00%, 4/15/28	341	345,965
FNMA, PAC CMO, Series 1993-211-PJ, 6.00%, 11/25/08	20	19,590
FNMA, Pool #256673, 5.50%, 4/1/37	6,627	6,541,649
FNMA, Pool #448183, 5.50%, 10/1/13	82	83,116
FNMA, Pool #535454, 6.00%, 2/1/15	152	156,225
FNMA, Pool #545937, 6.00%, 6/1/14	138	141,630
FNMA, Pool #545948, 6.00%, 12/1/14	103	105,485
FNMA, Pool #888222, 6.00%, 2/1/37	9,593	9,698,286
FNMA, Pool #918109, 5.00%, 5/1/37	7,232	6,947,338
FNMA, Pool #929009, 6.00%, 1/1/38	7,964	8,043,984
GNMA, PAC CMO, Series 1998-14-PH, 6.50%, 6/20/28	906	935,390
GNMA, Pool #781412, 6.50%, 2/15/17	364	379,689
Total Agency Mortgage-Backed Securities (identified cost $39,909,801)		$39,716,943

Commercial Mortgage-Backed Securities — 7.9%
Security	Principal Amount (000's omitted)	Value
CSFB, Series 2003-C3, Class A2, 2.843%, 5/15/38	$65	$64,930
CSFB, Series 2003-C5, Class A2, 3.808%, 12/15/36	248	247,590
FUCMT, Series 1999-C1, Class A2, 6.07%, 10/15/35	689	689,675
GECMC, Series 2002-2A, Class A2, 4.97%, 8/11/36	779	778,438
GSMS, Series 2001-Rock, Class A2FL, 2.818%, 5/3/18(1)(2)	2,000	1,994,472
L-UCMT, Series 2002-C4, Class A3, 4.071%, 9/15/26	364	358,391
L-UCMT, Series 2004-C6, Class A6, 5.02%, 8/15/29	940	905,076
L-UCMT, Series 2004-C8, Class A3, 4.435%, 12/15/29	910	894,144
MLMT, Series 2003-Key1, Class A3, 4.893%, 11/12/35	1,405	1,390,758
MLMT, Series 2005-MCP1, Class AM, 4.805%, 6/12/43	1,225	1,134,349
NASC, Series 1998-D6, Class A1B, 6.59%, 3/15/30	89	89,392
WBCMT, Series 2003-C4, Class A2, 4.566%, 4/15/35	862	831,516
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42	1,350	1,294,421
Total Commercial Mortgage- Backed Securities (identified cost $10,704,195)		$10,673,152
Asset-Backed Securities — 2.4%
Security	Principal Amount (000's omitted)	Value
CHAIT, Series 2007-A15, Class A, 4.96%, 9/17/12	$1,105	$1,123,173
HAROT, Series 2008-1, Class A4, 4.88%, 8/18/11	600	599,836
HART, Series 2008-A, Class A4, 5.48%, 11/17/14	600	600,510
USAOT, Series 2007-2, Class A2, 5.04%, 4/15/10	894	898,689
Total Asset-Backed Securities (identified cost $3,198,325)		$3,222,208
U.S. Government Agency Bonds — 10.9%
Security	Principal Amount (000's omitted)	Value
FHLB, 3.75%, 8/18/09	$3,500	$3,533,684

See notes to financial statements

Investment Grade Income Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
FHLB, 5.25%, 1/14/09	$2,710	$2,745,921
FHLMC, 5.00%, 7/15/14	1,165	1,207,310
FHLMC, 5.25%, 7/18/11	2,000	2,094,956
FHLMC, 5.50%, 8/23/17	670	709,818
FNMA, 3.25%, 2/10/10	3,500	3,513,422
FNMA, 4.875%, 12/15/16	1,065	1,079,549
Total U.S. Government Agency Bonds (identified cost $14,880,149)		$14,884,660
U.S. Treasury Obligations — 19.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bond, 4.50%, 2/15/36	$3,500	$3,476,214
U.S. Treasury Bond, 6.25%, 8/15/23	475	565,287
U.S. Treasury Bond, 6.375%, 8/15/27	7,000	8,577,191
U.S. Treasury Inflation Index Note, 2.00%, 1/15/14	3,486	3,702,481
U.S. Treasury Note, 4.625%, 8/31/11	150	157,313
U.S. Treasury Note, 4.625%, 2/15/17	8,500	8,951,571
U.S. Treasury Note, 4.875%, 8/15/16	285	305,640
Total U.S. Treasury Obligations (identified cost $24,543,562)		$25,735,697
Preferred Securities — 2.7%
Security	Shares	Value
Banks — 0.9%
Zion Capital Trust B, 8.00%, 9/1/32	58,000	$1,279,093
		$1,279,093
Commercial Banks — 0.3%
National City Corp., Series F, 9.875%, 2/1/13(2)	17,000	$373,395
		$373,395
Financial Services — 0.6%
PPTT, 2006-A GS, Class A, 5.947%, 12/31/49(2)(3)	8,000	$805,818
		$805,818
Insurance — 0.9%
RAM Holdings, Ltd., Series A, 7.50%, 12/15/66(2)	2,000	$1,247,000
		$1,247,000

Security	Shares	Value
Thrifts & Mortgage Finance — 0.0%
Indymac Bank FSB, 8.50%, 5/29/49(3)	21,150	$6,609
		$6,609
Total Preferred Securities (identified cost $5,064,580)		$3,711,915
Interest Rate Swaptions — 0.3%
Description	Notional Amount	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 5.422%, expires 8/13/08	$6,000,000	$19,200
Options to receive 3-month USD-LIBOR-BBA Rate and pay 5.44%, expires 2/11/09	3,500,000	88,235
Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.45%, expires 2/12/09	6,500,000	241,540
Total Interest Rate Swaptions (identified cost $561,289)		$348,975
Short-Term Investments — 3.7%
Commercial Paper — 1.0%
Security	Principal Amount (000's omitted)	Value
Old Line Funding Corp., 2.85%, 7/8/08(4)	$598	$597,668
Ranger Funding Co., LLC, 2.75%, 7/24/08(4)	296	295,480
Sheffield Receivables Corp., 2.87%, 7/1/08(4)	500	500,000
Total Commercial Paper (identified cost $1,393,148)		$1,393,148
Other Short-Term Investments — 2.7%
Description	Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 2.28%(5)	$3,672	$3,672,204
Total Other Short-Term Investments (identified cost $3,672,204)		$3,672,204
Total Short-Term Investments (identified cost $5,065,352)		$5,065,352
Total Investments — 99.2% (identified cost $136,162,393)		$134,720,309

See notes to financial statements

Investment Grade Income Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Value
Other Assets, Less Liabilities — 0.8%	$1,118,332
Net Assets — 100.0%	$135,838,641

CHAIT - Chase Issuance Trust

CMO - Collateralized Mortgage Obligations

CSFB - Credit Suisse First Boston

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

FNMA - Federal National Mortgage Association (Fannie Mae)

FUCMT - First Union Commercial Mortgage Trust

GECMC - General Electric Commercial Mortgage Corporation

GNMA - Government National Mortgage Association (Ginnie Mae)

GSMS - GS Mortgage Securities Corporation II

HAROT - Honda Auto Receivables Owner Trust

HART - Hyundai Auto Receivables Trust

L-UCMT - LB-UBS Commercial Mortgage Trust

MLMT - Merrill Lynch Mortgage Trust

MTN - Medium-Term Note

NASC - Nomura Asset Securities Corporation

PAC - Planned Amortization Class

PPTT - Preferred Pass-Through Trust

USAOT - USAA Auto Owner Trust

WBCMT - Wachovia Bank Commercial Mortgage Trust

(1)  Private placement security that may be resold to qualified investors.

(2)  Variable rate security. The stated interest rate represents the rate in effect at June 30, 2008.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate value of the securities is $812,427 or 0.6% of the Portfolio's net assets.

(4)  A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held are deemed liquid based on criteria and procedures authorized by the Trustees.

(5)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2008.

See notes to financial statements

Investment Grade Income Portfolio as of June 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2008

Assets
Unaffiliated investments, (identified cost, $132,490,189)	$131,048,105
Affiliated investment, at value (identified cost, $3,672,204)	3,672,204
Receivable for investments sold	670,820
Interest receivable	1,390,424
Interest receivable from affiliated investment	9,374
Receivable for daily variation margin on open financial futures contracts	6,429
Receivable for open swap contracts	48,598
Securities lending income receivable	3,293
Total assets	$136,849,247
Liabilities
Payable for investments purchased	$632,036
Payable to affiliate for investment adviser fee	48,439
Payable to affiliate for Trustees' fees	294
Payable for open swap contracts	218,793
Payable for premium on swap contract	35,588
Payable for closed swap contract	20,910
Accrued expenses	54,546
Total liabilities	$1,010,606
Net Assets applicable to investors' interest in Portfolio	$135,838,641
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$137,459,430
Net unrealized depreciation (computed on the basis of identified cost)	(1,620,789)
Total	$135,838,641

Statement of Operations

For the Six Months Ended
June 30, 2008

Investment Income
Interest	$3,366,101
Dividends	134,704
Securities lending income, net	52,470
Interest income allocated from affiliated investment	159,192
Expenses allocated from affiliated investment	(21,320)
Total investment income	$3,691,147
Expenses
Investment adviser fee	$290,413
Trustees' fees and expenses	2,264
Custodian fee	47,285
Legal and accounting services	32,514
Miscellaneous	833
Total expenses	$373,309
Deduct — Reduction of custodian fee	$5
Total expense reductions	$5
Net expenses	$373,304
Net investment income	$3,317,843
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$481,553
Swap contracts	37,515
Net realized gain	$519,068
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(2,871,188)
Financial futures contracts	(8,510)
Swap contracts	(43,056)
Net change in unrealized appreciation (depreciation)	$(2,922,754)
Net realized and unrealized loss	$(2,403,686)
Net increase in net assets from operations	$914,157

See notes to financial statements

Investment Grade Income Portfolio as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) Six Months Ended June 30, 2008 Year Ended in Net Assets	(Unaudited)	December 31, 2007
From operations — Net investment income	$3,317,843	$5,219,123
Net realized gain from investment transactions and swap contracts	519,068	95,137
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(2,922,754)	1,108,580
Net increase in net assets from operations	$914,157	$6,422,840
Capital transactions — Contributions	$30,098,982	$26,351,160
Withdrawals	(20,877,463)	(15,572,098)
Net increase in net assets from capital transactions	$9,221,519	$10,779,062
Net increase in net assets	$10,135,676	$17,201,902
Net Assets
At beginning of period	$125,702,965	$108,501,063
At end of period	$135,838,641	$125,702,965

See notes to financial statements

Investment Grade Income Portfolio as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)		2007	2006	2005	2004	2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)	0.57	%(2)	0.73%	0.76%	0.76%	0.75%	0.76%
Net investment income	4.83	%(2)	4.50%	4.12%	3.48%	3.43%	3.44%
Portfolio Turnover	32	%(3)	130%	93%	66%	71%	65%
Total Return	0.74	%(3)	5.56%	3.27%	2.15%	3.98%	3.76%
Net assets, end of period (000's omitted)	$135,839		$125,703	$108,501	$104,581	$100,278	$91,644

(1)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)  Annualized.

(3)  Not annualized.

See notes to financial statements

Investment Grade Income Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Investment Grade Income Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2008, the Eaton Vance Balanced Fund and Eaton Vance Investment Grade Income Fund held an interest of 65.6% and 3.9%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations, including listed securities and securities for which quotations are available, will normally be valued on the basis of market quotations provided by independent pricing services. The pricing services consider various factors relating to bonds and/or market transactions to determine market value. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued based on the closing price on the primary exchange on which such contracts trade. Credit default swaps and swaptions are valued by a broker-dealer (usually the counterparty to the agreement). Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in Cash Collateral Fund are valued at the net asset value per share on the valuation date.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2008, the Portfolio has no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended December 31, 2007 remains subject to examination by the Internal Revenue Service.

Investment Grade Income Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — The Portfolio may enter into financial futures contracts. The Portfolio's investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Portfolio bears the risk if the counterparties do not perform under the contracts' terms.

I  Credit Default Swaps — The Portfolio may enter into credit default swap contracts to buy or sell protection against default on an individual issuer or a basket of issuers of bonds. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract in the event of default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Up-front payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

J  Swaptions — The Portfolio may purchase swaptions for the purpose of hedging against adverse movements in interest rates. The contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into an interest rate swap, at preset terms, with the seller on the expiration date of the contract. The Portfolio pays a premium to the writer, which is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. Premiums paid for swaptions that expire are treated as realized losses. Premiums paid for swaptions that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap transaction to determine the realized gain or loss. The writer of the

Investment Grade Income Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

swaption bears the risk of unfavorable changes in the preset rate of the underlying interest rate swap. The Portfolio's risk is limited to the premium paid.

K  Interim Financial Statements — The interim financial statements relating to June 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement, as amended by a fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.450% of the Portfolio's average daily net assets up to $1 billion and at reduced rates as average daily net assets exceed that level, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The portion of the adviser fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's adviser fee. For the six months ended June 30, 2008, the Portfolio's adviser fee totaled $310,600 of which $20,187 was allocated from Cash Management and $290,413 was paid or accrued directly by the Portfolio. For the six months ended June 30, 2008, the Portfolio's adviser fee, including the portion allocated from Cash Management, was 0.45% (annualized) of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended June 30, 2008, were as follows:

Purchases
Investments (non-U.S. Government)	$11,759,091
U.S. Government and Agency Securities	44,059,707
$55,818,798
Sales
Investments (non-U.S. Government)	$13,744,380
U.S. Government and Agency Securities	25,837,951
$39,582,331

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$136,459,775
Gross unrealized appreciation	$1,559,113
Gross unrealized depreciation	(3,298,579)
Net unrealized depreciation	$(1,739,466)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include financial futures contracts and credit default swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Investment Grade Income Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

A summary of obligations under these financial instruments at June 30, 2008 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
9/08	100 10-Year U.S. Treasury Note	Long	$11,390,975	$11,392,188	$1,213
9/08	50 2-Year U.S. Treasury Note	Short	(10,555,295)	(10,560,156)	(4,861)
9/08	50 U.S. Treasury Bond	Short	(5,774,826)	(5,779,688)	(4,862)
					$(8,510)

Credit Default Swaps

Counterparty	Reference Entity	Buy/ Sell	Notional Amount (000's omitted)	Pay/ Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
JP Morgan Chase, N.A.	HSBC Capital Funding, LP (Preferred)	Sell	$2,000	0.350%	6/20/2011	$(131,638)
JP Morgan Chase, N.A.	HSBC Bank, PLC	Buy	2,000	0.095	6/20/2011	25,341
Merrill Lynch International	CDX.NA.IG.10	Buy	5,000	1.550	6/20/2013	23,257
HSBC Bank, USA	Pulte Homes, Inc.	Sell	1,000	0.880	6/20/2012	(87,155)
						$(170,195)

CDX.NA.IG.10 – CDX North American Investment Grade 10 Index

At June 30, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2008.

7  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio amounted to $125,495 for the six months ended June 30, 2008. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans. At June 30, 2008, the Fund had no securities on loan.

8  Fair Value Measurements

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Grade Income Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

At June 30, 2008, the inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$3,672,204	$(8,510)
Level 2	Other Significant Observable Inputs	131,048,105	(170,195)
Level 3	Significant Unobservable Inputs	—	—
Total		$134,720,309	$(178,705)

*  Other financial instruments include futures and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

9  Recently Issued Accounting Pronouncement

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), "Disclosures about Derivative Instruments and Hedging Activities". FAS 161 requires enhanced disclosures about an entity's derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

Eaton Vance Investment Grade Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Investment Grade Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Investment Grade Income Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Investment Grade Income Fund (the "Fund") invests, with Boston Management and Research ("BMR" or the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments to be held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board noted the abilities and experience of such investment personnel in analyzing factors relevant to investing in investment grade bonds, including the Adviser's in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Portfolio's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the period from inception (March 2007) through September 30, 2007 for the Fund. The Board noted that the Fund maintains a shorter average duration than its peers, which has affected the performance of the Portfolio relative to its peers. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio was satisfactory.

Eaton Vance Investment Grade Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Management Fees and Expenses

The Board reviewed contractual management fee rates, including any administrative fee rates, payable by the Portfolio (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and the Portfolio's total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and Eaton Vance Management (the "Administrator"), the Board concluded that the management fees charged for advisory and related services and the Portfolio's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and the Administrator in providing investment advisory and administrative services to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and the Administrator are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser, on the one hand, and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Portfolio and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Portfolio and the Adviser's and Administrator's profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Administrator, on the one hand, and the Portfolio on the other hand. The Board also concluded that the structure of the management fees, which includes breakpoints, can be expected to cause such benefits to continue to be shared equitably.

Eaton Vance Investment Grade Income Fund

OFFICERS AND TRUSTEES

Eaton Vance Investment Grade Income Fund

Officers
Thomas E. Faust Jr.
President and Trustee
Michael A. Allison
Vice President
J. Scott Craig
Vice President
Gregory R. Greene
Vice President
Duke E. Laflamme
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert J. Milmore
Vice President
J. Bradley Ohlmuller
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Michael W. Weilheimer
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Chief Legal Officer and Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

Eaton Vance Investment Grade Income Fund

OFFICERS AND TRUSTEES CONT'D

Investment Grade Income Portfolio

Officers Duke E. Laflamme President Thomas H. Luster Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Chief Legal Officer and Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

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Investment Adviser of Investment Grade Income Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Investment Grade Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Investment Grade Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

2978-8/08  IGISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Income Portfolio

By:	/s/Duke E. Laflamme
Duke E. Laflamme
President

Date:	August 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	August 8, 2008

By:	/s/Duke E. Laflamme
Duke E. Laflamme
President

Date:	August 8, 2008